Other Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Other Reserves
Disclosure Of Other Reserves [Line Items]
Schedule of Other Reserves
	2019	2018	2017
	(in thousands)
	£	£	£
Own share reserve	(339)	(339)	(339)
Foreign currency translation reserve	(10)	1	(11)
Capital reserve	42,466	42,466	42,466
Share option reserve
Balance at beginning of year	17,564	15,955	4,406
Share-based payments	3,289	1,977	11,731
Exercise of share options	(132)	(186)	(180)
Forfeiture of share options	(63)	(182)	—
Lapse of share options	(38)	—	(2)
Balance at end of year	20,620	17,564	15,955
Total other reserves	62,737	59,692	58,071